Performance Management	Apr. 21, 2026
DF Dividend VIT Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and the supplemental indexes. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.donoghueforlinesfunds.com or by calling 1-877-779-7462.

Donoghue Forlines LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The pre-March 1, 2017 performance results in the following charts do not reflect the Fund’s current strategy.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and the supplemental indexes.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Fourth Quarter 2020	16.20%
Worst Quarter:	First Quarter 2020	(23.14)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For year ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (5/1/2007)
Class 1 Return before taxes	17.19%	8.72%	3.46%	4.03%
Syntax US LargeCap 500 Total Return Index(1)(2) (reflects no deduction for fees, expenses, or taxes)	18.17%	14.11%	15.02%	10.84%
Syntax US Net Value Index(3)	16.76%	13.91%	11.79%	8.41%
(1)	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
(2)	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
(3)	The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.donoghueforlinesfunds.com
Performance Availability Phone [Text]	1-877-779-7462
DF Momentum VIT Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and a supplemental index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.donoghueforlinesfunds.com or by calling 1-877-779-7462.

Donoghue Forlines LLC became the Adviser on March 1, 2017. Effective with the change in adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The pre-March 1, 2017 performance results in the following charts do not reflect the Fund’s current strategy.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and a supplemental index.
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	First Quarter 2024	18.21%
Worst Quarter:	First Quarter 2020	(25.51)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.21%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For year ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (May 1, 2007)
Class 1 shares	23.52%	12.83%	9.23%	7.20%
Syntax US LargeCap 500 Total Return Index(1)(2) (reflects no deduction for fees, expenses, or taxes)	18.17%	14.11%	15.02%	10.84%
(1)	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
(2)	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.donoghueforlinesfunds.com
Performance Availability Phone [Text]	1-877-779-7462